Changes in Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Significant Accounting Policies
41 .	CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
The Group applied IFRS 16
Leases
from 1 January 2019. A number of other new standards are also effective from 1 January 2019 but they do not have a material effect on the Group’s financial statements.
IFRS 16 - Leases
Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4
Determining whether an Arrangement contains a Lease
. The Group now assesses whether a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group applied IFRS 16 using the modified retrospective approach. Accordingly, the comparative information presented for 2018 is not restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.
On transition to IFRS 16, the Group elected to recognise the right-of-use
assets at an amount equal to the lease liability at 1 January 2019 and applied the following practical expedients:

•	Relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review. There were no onerous contracts as at 1 January 2019; and

•	Accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases.
The Group has elected not to apply the practical expedient to grandfather the assessment of which transactions are leases and applied IFRS 16 to all contracts.
Leases classified as operating leases under IAS 17
Previously, the Group classified the following leases as operating leases under IAS 17:
Australia

•	Power Purchase Agreements (PPAs);

•	Rental of gas pipelines;

•	Ore haulage and site services;

•	Mining equipment hire; and

•	Property rentals.
Ghana

•	Power Purchase Agreements (PPAs); and

•	Transportation contracts.
South Africa

•	Equipment hire.
Peru

•	Property rentals; and

•	Equipment hire.
Corporate and other

•	Property rentals; and

•	Equipment hire.
On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as at 1 January 2019.
Right-of-use
assets were measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
Leases classified as finance leases under IAS 17
Previously, the Group classified the PPA at Gruyere as a finance lease under IAS 17 (refer note 33 for further details).
For this finance lease, the carrying amount of the
right-of-use
asset and the lease liability at 1 January 2019 were determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.
Impact on transition
On transition to IFRS 16, the Group recognised additional
right-of-use
assets and lease liabilities amounting to US$209.6 million.
When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using the followings discount rates at 1 January 2019:

Discount rate
Australia	3.46% - 6.39%
Ghana	6.83% - 7.68%
South Africa	9.84%
Peru	4.50% - 4.76%
Corporate and other	4.0% - 10.25%
Reconciliation of operating lease commitments at 31 December 2018 to the lease liabilities recognised at 1 January 2019:

US$ million
Operating lease commitments at 31 December 2018 as disclosed under IAS 17 1	657.4
Reconciled as follows:
Discounting	(91.0)
Non-lease elements	(356.8)

Lease liability recognised at 1 January 2019	209.6

1
The operating lease commitments in 2018 consisted mainly of power purchase agreements entered into at Tarkwa, Damang, Granny Smith and Gruyere. Included in these amounts were payments for non-lease
elements of the arrangement. Refer note 33.

IFRS 15 Revenue from contracts with customers
The Group applied IFRS 15 from 1 January 2018
The Group adopted IFRS 15 using the cumulative effect method (without practical expedients), with the effect of initially applying this standard recognised at the date of initial application (i.e. 1 January 2018). Accordingly, the information presented for 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 18 and related interpretation
s
.
IFRS 9 Financial instruments
The Group applied IFRS 9 from 1 January 2018
The Group has used an exemption not to restate comparative information for prior periods with respect to classification and measurement requirements. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were immaterial and therefore no adjustments were required to be recognised in retained earnings and reserves as at 1 January 2018.